---------------------

                                                           ---------------------
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                                           ---------------------

                                                           ---------------------
                                                               SEC USE ONLY
                                                           ---------------------
                               FORM 13F COVER PAGE
                                                           ---------------------


        Report for the Calendar Year or Quarter Ended September 30, 2003
        ----------------------------------------------------------------

              Check here if Amendment [X]: Amendment Number: 1

                        This Amendment (Check only one):
                [X] is a restatement [_]adds new holding entries

If amended report check here:

PARAMOUNT CAPITAL ASSET MANAGEMENT, INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

787 Seventh Avenue, 48th floor, New York, New York 10019
--------------------------------------------------------------------------------
Business Address         (Street)        (City)          (State)           (Zip)

Form 13F File Number - 028-04667


The entity submitting this Form and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements and schedules are considered integral parts of this Form

Name: Lindsay A. Rosenwald, M.D.

Title: Chairman of Paramount Capital Asset Management, Inc., the investment manager of The Aries Master Fund II and Aries Select, Ltd., each a Cayman Island exempted company, the General Partner of the Aries Domestic Fund, L.P. and Aries Domestic Fund II, L.P. and the managing member of each of Aries Select I, LLC and Aries Select II, LLC

Phone: (212) 554-4300

Signature, Place and Date of Signing:


---------------------------------------------------------
[Signature]

New York, New York
---------------------------------------------------------
[City, State]

November 14, 2003
---------------------------------------------------------
[Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                                13F SUMMARY PAGE

Number of Other Included Managers: Four (4)

Form 13F Information Table Entry Total: 172

Form 13F Information Table Value Total: $431,274,560



List other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO. 1

Form 13F File Number 028-04671

Name:  The Aries Master Fund II, a Cayman Island Exempted Company

NO. 2

Form 13F File Number 028-04669


Name:  Aries Domestic Fund, L.P.

NO. 3

Form 13F File Number 028-10132

Name:  Aries Select, Ltd.

NO. 4

Form 13F File Number 028-10101

Name:  Aries Select I, LLC



Pursuant to General Instruction 2 to Form 13F, the securities over which The Aries Master Fund II, Aries Select, Ltd., Aries Domestic Fund, L.P. and Aries Select I, LLC exercise investment discretion are reported on its behalf on this Form 13F-HR.

                                                      FORM 13F INFORMATION TABLE
====================================================================================================================================
               COLUMN 1           COLUMN 2 COLUMN 3    COLUMN 4     COLUMN 5               COLUMN 6  COLUMN 7         COLUMN 8
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
                                                         FAIR                              INVEST-
                                            CUSIP       MARKET     SHARES OR                MENT      OTHER      VOTING AUTHORITY
                                  TITLE                  VALUE     PRINCIPAL  SH/     PUT/ DISCR-     MANA-      ----------------
            NAME OF ISSUER       OR CLASS  NUMBER      (X $1000)    AMOUNT    PRN     CALL ETION      GERS      SOLE  SHARED  NONE
            --------------       --------  ------     ----------   ---------  ---     ---- -------    -----     ----  ------  ----

-----------------------------------------------------------------------------------------------------------------------------------
ADOLOR CORPORATION                 Common   00724X102    $693.78    37,808    SH              X      No. 2               X
                                                         $228.05    12,428    SH              X                          X
                                                         $903.99    49,264    SH              X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
ALEXION PHARMACEUTICALS INC        Common    15351109     $51.96     3,069    SH              X      No. 2               X
                                                          $15.03       888    SH              X                          X
                                                          $69.77     4,121    SH              X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
ALKERMES INC                       Common   01642T108  $2,554.12   186,160    SH              X      No. 2               X
                                                         $523.01    38,120    SH              X                          X
                                                       $2,067.88   150,720    SH              X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
ALLOS Therapeutics inc             Common   171796105    $526.68   171,000    SH              X      No. 2               X
                                                         $152.46    49,500    SH              X                          X
                                                         $706.86   229,500    SH              X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN PHARMACEUTICALS PTNRS    Long Puts 02886P109    $181.92       379    SH    Puts      X      No. 2               X
                                                          $37.92        79    SH    Puts      X                          X
                                                         $260.16       542    SH    Puts      X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
AMGEN INC                          Common   031162100  $1,838.82    28,500    SH              X      No. 2               X
                                                         $532.29     8,250    SH              X                          X
                                                       $2,467.89    38,250    SH              X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
Biovail Corporation                Common   09067J109  $1,410.21    37,960    SH              X      No. 2               X
                                                         $381.53    10,270    SH              X                          X
                                                       $1,923.26    51,770    SH              X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
BOSTON SCIENTIFIC CO               Common   101137107  $1,212.20    19,000    SH              X      No. 2               X
                                                         $255.20     4,000    SH              X                          X
                                                       $1,722.60    27,000    SH              X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
Cardiodynamics International Inc.  Common   141597104     $63.58    14,161    SH              X      No. 2               X
                                                          $17.87     3,981    SH              X                          X
                                                         $119.35    26,581    SH              X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
CELL THERAPEUTICS                  Common   150934107  $4,141.55   365,871    SH              X      No. 2               X
                                                         $949.70    83,898    SH              X                          X
                                                       $6,228.45   550,231    SH              X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
CERUS CORP                         Common   157085101    $176.32    38,000    SH              X      No. 2               X
                                                          $37.12     8,000    SH              X                          X
                                                         $250.56    54,000    SH              X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
CorAutus Genetics Inc.             Common   218139202  $1,247.08   217,262    SH              X      No. 4               X
                                                         $200.22    34,882    SH              X                          X
                                                       $2,656.05   462,726    SH              X      No. 3               X
-----------------------------------------------------------------------------------------------------------------------------------
CUBIST PHARMACEUTICALS INC         Common   229678107     $41.23     3,800    SH              X      No. 2               X
                                                           $8.68       800    SH              X                          X
                                                          $58.59     5,400    SH              X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
CV THERAPEUTICS INC                Common   126667104    $836.76    38,000    SH              X      No. 2               X
                                                         $176.16     8,000    SH              X                          X
                                                       $1,189.08    54,000    SH              X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
CYPRESS BIOSCIENCE INC             Common   232674507  $4,026.61   524,298    SH              X      No. 4               X
                                                         $324.10    42,201    SH              X                          X
                                                       $9,354.39 1,218,020    SH              X      No. 3               X
-----------------------------------------------------------------------------------------------------------------------------------
Dendreon Corp                      Common   24823Q107    $168.15    19,000    SH              X      No. 2               X
                                                          $35.40     4,000    SH              X                          X
                                                         $238.95    27,000    SH              X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
DEPOMED INC                        Common   249908104    $301.96    47,552    SH              X      No. 2               X
                                                          $88.23    13,894    SH              X                          X
                                                         $406.11    63,954    SH              X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
DOR BIOPHARMA, INC.                Common   258094101    $767.09   996,215    SH              X      No. 4               X
                                                          $15.62    20,284    SH              X                          X
                                                       $1,705.16 2,214,493    SH              X      No. 3               X
-----------------------------------------------------------------------------------------------------------------------------------
DOV PHARMACEUTICAL I               Common   259858108    $797.90    44,700    SH              X      No. 2               X
                                                         $439.11    24,600    SH              X                          X
                                                       $1,445.85    81,000    SH              X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
EXELIXIS INC                       Common   30161Q104  $1,096.90   153,628    SH              X      No. 2               X
                                                         $330.29    46,259    SH              X                          X
                                                       $1,428.81   200,113    SH              X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
FIRST HORIZON PHARMA               Common   32051K106    $729.59   113,999    SH              X      No. 2               X
                                                         $220.79    34,499    SH              X                          X
                                                         $969.61   151,502    SH              X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
GENAERA CORP                       Common   36867G100    $330.88    69,954    SH              X      No. 2               X
                                                          $35.13     7,427    SH              X                          X
                                                         $586.82   124,063    SH              X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
GENTA INC                          Common   37245M207 $31,462.03 2,483,191    SH              X      No. 2               X
                                                       $4,334.27   342,089    SH              X                          X
                                                      $45,177.77 3,565,728    SH              X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
GENTA INC                          Common   37245M207 $57,380.23 4,528,826    SH              X      No. 4               X
                                                      $12,920.75 1,019,791    SH              X                          X
                                                      119,806.35 9,455,908    SH              X      No. 3               X
-----------------------------------------------------------------------------------------------------------------------------------
GENZYME CORP.                      Common   372917104  $2,199.73    47,500    SH              X      No. 2               X
                                                         $602.03    13,000    SH              X                          X
                                                       $2,987.00    64,500    SH              X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES                    Common   375558103  $1,064.76    19,000    SH              X      No. 2               X
                                                         $224.16     4,000    SH              X                          X
                                                       $1,513.08    27,000    SH              X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
GUILFORD PHARMACEUTICALS INC       Common   401829106    $117.61    19,000    SH              X      No. 2               X
                                                          $24.76     4,000    SH              X                          X
                                                         $167.13    27,000    SH              X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
Hollis-Eden Pharamceuticals, Inc. Long Puts 435902101     $28.29        46    SH    Puts      X      No. 2               X
                                                           $6.15        10    SH    Puts      X                          X
                                                          $39.98        65    SH    Puts      X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
ILEX ONCOLOGY INC                  Common   451923106  $1,276.20    76,100    SH              X      No. 2               X
                                                         $287.61    17,150    SH              X                          X
                                                       $1,790.20   106,750    SH              X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
IMCLONE SYSTEMS                    Common   45245W109  $1,849.08    47,500    SH              X      No. 2               X
                                                         $519.69    13,350    SH              X                          X
                                                       $2,497.23    64,150    SH              X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
IMMUNOMEDICS INC                   Common   452907108  $4,859.21   658,429    SH              X      No. 2               X
                                                       $1,103.62   149,542    SH              X                          X
                                                       $7,127.12   965,735    SH              X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
IMMUNOMEDICS INC                  Long Puts 452907108    $108.48       371    SH    Puts      X      No. 2               X
                                                          $24.56        84    SH    Puts      X                          X
                                                         $159.36       545    SH    Puts      X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
IMPAX LABORATORIES INC             Common   45256B101    $305.86    24,449    SH              X      No. 2               X
                                                         $187.98    15,026    SH              X                          X
                                                         $608.92    48,675    SH              X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
INKINE PHARMACEUTICAL CO INC       Common   457214104     $79.01    19,038    SH              X      No. 2               X
                                                          $16.63     4,008    SH              X                          X
                                                         $111.86    26,954    SH              X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
ISIS PHARMACEUTICALS             Long Calls 464330109      $4.69       375    SH    Calls     X      No. 2               X
                                                           $1.55       124    SH    Calls     X                          X
                                                           $6.51       521    SH    Calls     X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
KERYX BIOPHARMACEUTICALS INC       Common   492515101    $196.97    58,972    SH              X      No. 4               X
                                                          $63.09    18,888    SH              X                          X
                                                         $389.91   116,740    SH              X      No. 3               X
-----------------------------------------------------------------------------------------------------------------------------------
KING PHARMACEUTICALS               Common   495582108    $304.52    20,100    SH              X      No. 2               X
                                                          $98.48     6,500    SH              X                          X
                                                         $386.33    25,500    SH              X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
KOSAN BIOSCIENCES INC              Common   50064W107    $417.92    52,502    SH              X      No. 2               X
                                                         $303.34    38,108    SH              X                          X
                                                         $655.82    82,390    SH              X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
MEDIMMUNE INC                      Common   584699102  $2,460.74    74,500    SH              X      No. 2               X
                                                         $652.34    19,750    SH              X                          X
                                                       $3,492.92   105,750    SH              X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
MGI Pharma Inc                     Common   552880106  $2,200.69    56,998    SH              X      No. 2               X
                                                         $694.90    17,998    SH              X                          X
                                                       $2,895.90    75,004    SH              X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
MILLENNIUM PHARMACEUTICALS INC     Common   599902103  $2,473.41   160,091    SH              X      No. 2               X
                                                         $791.81    51,250    SH              X                          X
                                                       $3,301.03   213,659    SH              X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
NASTECH PHARMACEUTICAL INC         Common   631728409    $489.42    48,942    SH              X      No. 2               X
                                                         $141.64    14,164    SH              X                          X
                                                         $656.94    65,694    SH              X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
Nektar Therapeutics                Common   640268108  $1,459.20   114,000    SH              X      No. 2               X
                                                         $372.48    29,100    SH              X                          X
                                                       $2,008.32   156,900    SH              X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
NEOPROBE                           Common   640518106     $86.36   297,800    SH              X      No. 2               X
                                                         $203.64   702,200    SH              X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
NEOSE TECHNOLOGIES. INC            Common   640522108  $1,422.67   152,157    SH              X      No. 4               X
                                                         $304.19    32,534    SH              X                          X
                                                       $3,146.07   336,478    SH              X      No. 3               X
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NPS PHARMACEUTICALS                Common   62936P103  $5,006.44   179,700    SH              X      No. 2               X
                                                       $1,271.81    45,650    SH              X                          X
                                                       $5,562.25   199,650    SH              X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
Nuvelo, Inc.                       Common   67072M103    $174.90    66,500    SH              X      No. 2               X
                                                          $36.82    14,000    SH              X                          X
                                                         $248.54    94,500    SH              X      No. 1               X
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PFIZER INC                         Common    77081103    $577.22    19,000    SH              X      No. 2               X
                                                         $167.09     5,500    SH              X                          X
                                                         $774.69    25,500    SH              X      No. 1               X
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PHARMACEUTICAL RESOURCES INC       Common   717125108    $648.09     9,500    SH              X      No. 2               X
                                                         $136.44     2,000    SH              X                          X
                                                         $920.97    13,500    SH              X      No. 1               X
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PRAECIS PHARMACEUTICALS INC        Common   739421105    $816.57   120,794    SH              X      No. 2               X
                                                         $752.21   111,273    SH              X                          X
                                                       $1,272.85   188,292    SH              X      No. 1               X
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PROGENICS PHARMA                   Common   743187106     $92.50     5,400    SH              X      No. 2               X
                                                          $18.84     1,100    SH              X                          X
                                                         $130.19     7,600    SH              X      No. 1               X
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QLT INC                            Common   746927102    $455.72    28,500    SH              X      No. 2               X
                                                          $95.94     6,000    SH              X                          X
                                                         $647.60    40,500    SH              X      No. 1               X
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REPLIGEN CORP.                     Common   759916109    $171.19    31,761    SH              X      No. 2               X
                                                       $5,844.86 1,084,389    SH              X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
SUPERGEN INC                       Common   868059106    $852.73   114,001    SH              X      No. 2               X
                                                         $224.40    30,000    SH              X                          X
                                                       $1,166.87   155,999    SH              X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
TELIK INC                          Common   87959M109    $806.47    40,183    SH              X      No. 2               X
                                                         $214.97    10,711    SH              X                          X
                                                         $985.56    49,106    SH              X      No. 1               X
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Vianet Technologies Inc.           Common   92553M109      $0.21   100,000    SH              X      No. 2               X
                                                           $0.04    20,000    SH              X                          X
                                                           $0.45   213,333    SH              X      No. 1               X
-----------------------------------------------------------------------------------------------------------------------------------
WYETH                              Common   983024100    $437.95     9,500    SH              X      No. 2               X
                                                          $92.20     2,000    SH              X                          X
                                                         $622.35    13,500    SH              X      No. 1               X
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ZONAGEN INC                        Common   98975L108     $10.56     6,071    SH              X      No. 2               X
                                                           $7.51     4,318    SH              X                          X
                                                          $16.72     9,611    SH              X      No. 1               X
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                                                     ------------
                                                     $431,274.56


                                                     ============